BANK LOANS (Tables)	12 Months Ended
Dec. 31, 2016
BANK LOANS
Schedule of long-term borrowings due

As of December 31, 2016, the long-term borrowings will be due according to the following schedule:

	RMB	US$
Within 1 year	32,694	4,709
Between 1 to 2 years	48,635	7,005
Between 2 to 3 years	65,867	9,487
Between 3 to 4 years	2,376	342
Between 4 to 5 years	1,919	276

	151,491	21,819